SUBSEQUENT EVENTS (Details) - Subsequent Event - TJ Biopharma $ in Millions	1 Months Ended
Jan. 31, 2026 USD ($)
Subsequent Event [Line Items]
Ownership interest	9.01%
Total consideration	$ 13.1
Series C Investment
Subsequent Event [Line Items]
Ownership interest	3.20%